Income Tax Expense - Schedule Of Effective Income Tax Rate Reconciliation (Parenthetical) (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Applicable tax rate	[1]	27.32%	27.33%	27.28%
Upto Two Hundred Million Won [Member]
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Taxable income				₩ 200
Applicable tax rate		10.00%		11.00%
Greater Than Two Hundred Million To Twenty Billion Won [Member]
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Applicable tax rate			22.00%
Greater Than Two Hundred Million To Twenty Billion Won [Member] | Top of range [member]
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Taxable income			₩ 20,000
Greater Than Two Hundred Million To Twenty Billion Won [Member] | Bottom of range [member]
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Taxable income			₩ 200
Greater Than Twenty Billion Upto Three Hundred Billion Won [Member]
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Applicable tax rate		24.20%
Greater Than Twenty Billion Upto Three Hundred Billion Won [Member] | Top of range [member]
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Taxable income		₩ 300,000
Greater Than Twenty Billion Upto Three Hundred Billion Won [Member] | Bottom of range [member]
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Taxable income		20,000
Greater Than Three Hundred Billion Won [Member]
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Taxable income		₩ 300,000
Applicable tax rate		27.50%

[1]	Applicable income tax rate for ￦ 200 million and below is 11%, for over ￦ 200 million to ￦ 20 billion is 22%, for over ￦ 20 billion to ￦ 300 billion is 24.2% and for over ￦ 300 billion is 27.5% for the years ended December 31, 2020, 2021 and 2022.